REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
Glendora, California 91740
In planning and performing our audit of
the financial statements of the
Knowledge Leaders Developed World
ETF as of and for the year ended April
30, 2024, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States), we considered their internal
control over financial reporting,
including control activities for
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting.  In fulfilling
this responsibility, estimates and
judgments by management are required
to assess the expected benefits and
related costs of controls.  A companys
internal control over financial reporting
is a process designed to provide
reasonable assurance regarding the
reliability of financial reporting and the
preparation of financial statements for
external purposes in accordance with
generally accepted accounting
principles.  A companys internal control
over financial reporting includes those
policies and procedures that (1) pertain
to the maintenance of records that, in
reasonable detail, accurately and fairly
reflect the transactions and dispositions
of the assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts
and expenditures of the company are
being made only in accordance with
authorizations of management and
directors of the company; and (3)
provide reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a companys assets that
could have a material effect on the
financial statements.
Because of inherent limitations, internal
control over financial reporting may not
prevent or detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls may
become inadequate because of changes
in conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not
allow management or employees, in the
normal course of performing their
assigned functions, to prevent or detect
misstatements on a timely basis.  A
material weakness is a deficiency, or
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility that
a material misstatement of the companys
annual or interim financial statements
will not be prevented or detected on a
timely basis.
Our consideration of the Funds internal
control over financial reporting was for
the limited purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control that might be material
weaknesses under standards established
by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in
the Funds internal control over financial
reporting and its operation, including
controls for safeguarding securities,
which we consider to be material
weaknesses, as defined above, as of
April 30, 2024.
This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust and
the Securities and Exchange
Commission, and is not intended to be
and should not be used by anyone other
than these specified parties.
/S/ TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 28, 2024